Taxation - Movement of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxation
Balance at beginning of the year	¥ (151,125)	¥ (62,421)
Current period addition	(74,125)	(88,704)
Balance at end of the year	¥ (225,250)	¥ (151,125)